Benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Benefit Plans
Schedule of benefit plans

	12.31.22	12.31.21
Non-current	1,861	1,941
Current	234	254
Total Benefit plans	2,095	2,195

The breakdown of the benefit plan obligations

	12.31.22	12.31.21
Benefit payment obligations at beginning of year	2,195	2,449
Current service cost	374	129
Interest cost	828	1,342
Actuarial losses	654	(390)
Result from exposure to inflation for the year	(1,689)	(1,197)
Benefits paid to participating employees	(267)	(138)
Benefit payment obligations at end of year	2,095	2,195

Schedule of detail of the charge recognized in the statement of comprehensive loss income

	12.31.22	12.31.21	12.31.20
Cost	374	129	473
Interest	828	1,342	929
Actuarial results - Other comprehensive results	654	(390)	(319)
Benefit plan charge	1,856	1,081	1,083

Schedule of assumptions

	12.31.22	12.31.21	12.31.20
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	48%	57%	50%

Sensitivity analysis

12.31.22
Discount Rate: 4%
Obligation	2,519
Variation	215
9%

Discount Rate: 6%
Obligation	2,121
Variation	(183)
(8%)

Salary Increase : 0%
Obligation	2,113
Variation	(191)
(8%)

Salary Increase: 2%
Obligation	2,526
Variation	222
10%

The expected payments of benefits

	In 2023	In 2024	In 2025	In 2026	In 2027	Between 2028 to 2032
At December 31, 2021
Benefit payment obligations	234	44	46	43	10	39